Summary of Principal Accounting Policies - VIE percentages (Details) - Item	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable interest entity
Number of terms in arrangements to provide financial support to VIEs		0
Consolidated VIE and VIE's subsidiaries
Variable interest entity
Percentage of consolidated revenues contributed by VIE	59.00%	61.00%	62.00%
Percentage of consolidated net income contributed by VIE	109.00%	(11.00%)	8.00%
Percentage of consolidated total assets contributed by VIE	22.00%	29.00%